Operating Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases
At December 31, 2017, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2018	$141,641	$6,844	$148,485
2019	124,242	4,639	128,881
2020	109,389	4,378	113,767
2021	94,080	3,333	97,413
2022	76,339	2,729	79,068
Thereafter	350,413	14,570	364,983
Total minimum payment	$896,104	$36,493	$932,597

Schedule Of Details Of Rent Expense
The following table provides detail of rent expense for fiscal years 2017, 2016 and 2015:

	2017	2016	2015
Company-operated restaurants (i)	$148,505	$131,142	$135,232
Franchised restaurants (ii)	54,711	43,311	36,381
Total rent expense	$203,216	$174,453	$171,613

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income (loss).

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income (loss).

Schedule Of Rent Expense
The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2017, 2016 and 2015:

	2017	2016	2015
Minimum rentals	$138,496	$122,726	$122,110
Contingent rentals based on sales	64,720	51,727	49,503
Total rent expense	$203,216	$174,453	$171,613